Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Debt Instruments

Our debt consisted of the following (in millions):

	As of December 31,
	2023	2022
Current portion of long-term debt
Short-Term Term Loan	$-	$83.0
Uncommitted Credit Facility	50.0	-
Five-Year Credit Agreement	-	375.0
3.700% Senior Notes due 2023	-	86.3
1.450% Senior Notes due 2024	850.0	-
Total short-term debt	$900.0	$544.3
Long-term debt
1.450% Senior Notes due 2024	$-	$850.0
3.550% Senior Notes due 2025	863.0	863.0
3.050% Senior Notes due 2026	600.0	600.0
5.350% Senior Notes due 2028	500.0	-
3.550% Senior Notes due 2030	257.5	257.5
2.600% Senior Notes due 2031	750.0	750.0
4.250% Senior Notes due 2035	253.4	253.4
5.750% Senior Notes due 2039	317.8	317.8
4.450% Senior Notes due 2045	395.4	395.4
2.425% Euro Notes due 2026	552.3	533.6
1.164% Euro Notes due 2027	552.3	533.6
Debt discount and issuance costs	(29.1)	(30.1)
Adjustment related to interest rate swaps	(144.7)	(172.0)
Total long-term debt	$4,867.9	$5,152.2